Commitments (Details) € in Thousands, $ in Thousands	Feb. 28, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Commitments [Line Items]
Commitments to acquire property, plant and equipment		$ 0	€ 0
Borrowings		7,200	€ 6,500
Efgartigimod
Commitments [Line Items]
Outstanding commitment		$ 361,800
Contractual obligations				$ 13,300
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Outstanding commitment	$ 124,000
Payment for each future target	12,500
Future milestone payments	160,000
Payment for additional milestones	$ 40,000